SCHEDULE OF INVESTMENTS
Thornburg Intermediate Municipal Fund	December 31, 2022 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	LONG-TERM MUNICIPAL BONDS — 89.3%
	Alabama — 1.5%
	Alabama Public School and College Authority (Educational Facilities), Series B, 5.00% due 6/1/2026 (pre-refunded 6/1/2023)	$ 4,380,000	$ 4,413,932
	Southeast Energy Authority A Cooperative District (Guaranty: Morgan Stanley Group),
[a]	Series A-1, 5.50% due 1/1/2053 (put 12/1/2029)	2,000,000	2,117,358
[a]	Series B, 4.00% due 12/1/2051 (put 12/1/2031)	1,220,000	1,176,973
	UAB Medicine Finance Authority (University Hospital), Series B, 5.00% due 9/1/2032	6,000,000	6,390,036
	Alaska — 0.1%
	State of Alaska International Airports System AMT, Series C, 5.00% due 10/1/2029	750,000	805,640
	Arizona — 0.9%
	Arizona (Scottsdale Lincoln Hospitals) HFA, Series A, 5.00% due 12/1/2031	2,500,000	2,579,255
	Arizona Board of Regents (University of Arizona SPEED), 5.00% due 8/1/2029	1,000,000	1,034,468
	Salt River Project Agricultural Improvement and Power District (Salt River Electric System), Series A, 5.00% due 1/1/2036 - 1/1/2037	3,000,000	3,279,947
	Salt Verde Financial Corp. (Gas Supply Acquisition; Guaranty: Citigroup Global Markets), 5.25% due 12/1/2028	770,000	810,077
	Yavapai County (Waste Management, Inc.) AMT IDA, 1.30% due 6/1/2027	1,000,000	870,204
	Arkansas — 0.4%
	Board of Trustees of the University of Arkansas (Fayetteville Campus), Series A, 5.00% due 11/1/2031 - 11/1/2034 (pre-refunded 11/1/2024)	3,655,000	3,791,509
	California — 4.0%
	Alameda County Joint Powers Authority (Alameda County Medical Center Highland Hospital), Series A, 5.25% due 12/1/2027 - 12/1/2029	3,650,000	3,732,809
	California (Adventist Health System/West) HFFA, Series A, 5.00% due 3/1/2026	2,815,000	2,821,621
	California (Children’s Hospital Los Angeles) HFFA, Series A, 5.00% due 8/15/2032 - 8/15/2033	950,000	985,575
	California Infrastructure and Economic Development Bank (King City Joint Union High School District), 5.75% due 8/15/2029	1,500,000	1,501,527
	California Municipal Finance Authority (CHF-Davis II LLC; Insured: BAM) (Green Bond), 4.00% due 5/15/2041	500,000	481,348
[a]	California Municipal Finance Authority (Waste Management of California, Inc.; Guaranty: Waste Management Holdings) AMT, 3.50% due 10/1/2045 (put 3/1/2023)	2,500,000	2,497,062
[a,b]	California Pollution Control Financing Authority (Republic Services, Inc.) AMT, Series A2, 3.875% due 11/1/2042 (put 1/17/2023)	1,000,000	1,000,000
	City of Los Angeles Department of Airports AMT, Series C, 5.00% due 5/15/2033	2,000,000	2,203,324
	City of San Mateo (City of San Mateo Community Facilities District No 2008-1) (Insured: BAM), 5.25% due 9/1/2040	5,000,000	5,345,790
	Delano Financing Authority (City of Delano Police Station and Woollomes Avenue Bridge), Series A, 5.00% due 12/1/2025	1,965,000	1,967,668
	Franklin-McKinley School District (Insured: Natl-Re) GO, 5.25% due 8/1/2027	1,000,000	1,103,026
	Fresno (Educational Facilities and Improvements; Insured: Natl-Re) USD GO, Series A, 6.00% due 8/1/2026	810,000	846,575
	Jurupa Public Financing Authority (Eastvale Community Services; Insured: AGM), Series A, 5.50% due 9/1/2025 - 9/1/2027	2,530,000	2,568,231
	M-S-R Energy Authority (Guaranty: Citigroup Global Markets), Series B, 6.125% due 11/1/2029	2,225,000	2,389,314
	North City West School Facilities Financing Authority (Carmel Valley Schools; Insured: AGM), Series A, 5.00% due 9/1/2024	1,080,000	1,081,543
	Oakland (County of Alameda Educational Facilities) USD GO, Series A, 5.00% due 8/1/2032 - 8/1/2034 (pre-refunded 8/1/2025)	3,000,000	3,183,921
	Redwood City Redevelopment Successor Agency (Redevelopment Area A-2; Insured: AMBAC), Series A-2, Zero Coupon due 7/15/2023	2,065,000	2,030,341
	Saratoga Union School District (Insured: Natl-Re) USD GO, Series B, Zero Coupon due 9/1/2023	900,000	883,337
	Colorado — 1.3%
	Colorado (CommonSpirit Health Obligated Group) HFA, 5.00% due 11/1/2041	1,500,000	1,520,057
	Colorado School of Mines (Insured: AGM) (Green Bond), Series A, 5.00% due 12/1/2039 - 12/1/2043	1,310,000	1,423,293
	Denver City & County Housing Authority (Three Towers Rehabilitation; Insured: AGM) AMT, 5.20% due 11/1/2027	1,335,000	1,336,001
	Regional Transportation District (North Metro Rail Line) COP, Series A, 5.00% due 6/1/2028 (pre-refunded 6/1/2023)	1,650,000	1,662,395
	State of Colorado COP, Series A, 5.00% due 9/1/2029 - 9/1/2032	5,205,000	5,749,956
	Connecticut — 2.4%
	City of Hartford (Various Public Improvements; Insured: AGM) GO, Series A, 5.00% due 7/1/2031	1,700,000	1,792,118
	State of Connecticut (Various Capital Projects) GO, Series B, 5.00% due 5/15/2027	1,000,000	1,071,449
	State of Connecticut GO,
	Series A, 5.00% due 4/15/2033 - 4/15/2035	12,415,000	13,616,024
	Series C, 5.00% due 6/15/2028 - 6/15/2029	1,890,000	2,099,646
	Series E, 5.00% due 9/15/2033	2,650,000	2,926,387
	District of Columbia — 1.6%
	Metropolitan Washington Airports Authority (Dulles Toll Road Revenue; Insured: AGC), Series B, Zero Coupon due 10/1/2023 - 10/1/2024	9,890,000	9,469,437
	Washington Convention & Sports Authority, Series A, 5.00% due 10/1/2028	1,105,000	1,211,214
	Washington Metropolitan Area Transit Authority, 5.00% due 7/1/2032 - 7/1/2037	3,325,000	3,550,315
	Florida — 5.6%
	City of Lakeland (Electric Power System Smart Grid Project), 5.25% due 10/1/2036	2,770,000	3,352,307
	City of Lakeland (Electric Power System Smart Grid Project; Insured: AGM), 5.25% due 10/1/2027	3,680,000	4,076,612
	City of Orlando (Senior Tourist Development; Insured: AGM), Series A, 5.00% due 11/1/2032 - 11/1/2037	3,430,000	3,637,511
	County of Broward (Airport System Improvements) AMT, 5.00% due 10/1/2034 - 10/1/2035	3,500,000	3,661,635
	County of Broward Port Facilities Revenue AMT, 5.00% due 9/1/2037 - 9/1/2041	2,050,000	2,183,371
	County of Manatee (Public Utilities System Improvements), 5.00% due 10/1/2026 - 10/1/2033	6,080,000	6,387,092
	County of Miami-Dade (Miami International Airport), Series B, 5.00% due 10/1/2028 - 10/1/2031	5,335,000	5,536,354

SCHEDULE OF INVESTMENTS, Continued
Thornburg Intermediate Municipal Fund	December 31, 2022 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	County of Miami-Dade Aviation Revenue AMT, Series B, 5.00% due 10/1/2040	$ 2,500,000	$ 2,540,050
	Miami-Dade County (Nicklaus Children’s Hospital) HFA, 5.00% due 8/1/2035 - 8/1/2037	2,905,000	2,998,111
	Miami-Dade County Educational Facilities Authority (University of Miami; Insured: AMBAC), Series B, 5.25% due 4/1/2024	1,000,000	1,022,786
	Orange County Convention Center (Tourist Development), Series A, 5.00% due 10/1/2031	2,000,000	2,137,904
	Palm Beach County (Boca Raton Regional Hospital) HFA, 5.00% due 12/1/2025 (pre-refunded 12/1/2024)	500,000	520,193
	Palm Beach County (Jupiter Medical Center Obligated Group) HFA, Series A, 5.00% due 11/1/2040 - 11/1/2041	715,000	720,978
	Palm Beach County School District COP, Series C, 5.00% due 8/1/2028	595,000	661,093
	School Board of Miami-Dade County COP, Series A, 5.00% due 5/1/2030	3,250,000	3,396,442
	School District of Broward County (Educational Facilities and Equipment) COP, Series B, 5.00% due 7/1/2032	2,000,000	2,100,022
	School District of Manatee County (School Facilities Improvement; Insured: AGM), 5.00% due 10/1/2032	2,250,000	2,420,561
	Sunshine State Governmental Finance Commission (Miami-Dade County Program), Series B-1, 5.00% due 9/1/2028 (pre-refunded 9/1/2023)	3,500,000	3,543,785
	Georgia — 2.2%
	Athens-Clarke County Unified Government Development Authority (UGAREF Bolton Commons LLC), 5.00% due 6/15/2024 - 6/15/2028	2,320,000	2,341,235
	Main Street Natural Gas, Inc. (Guaranty: Macquarie Group Ltd.), Series A, 5.00% due 5/15/2035 - 5/15/2038	11,170,000	11,449,405
[a]	Main Street Natural Gas, Inc. (Guaranty: Royal Bank of Canada), Series A, 4.00% due 7/1/2052 (put 9/1/2027)	2,000,000	1,990,966
	Municipal Electric Authority of Georgia, Series A, 5.00% due 1/1/2034 - 1/1/2038	4,370,000	4,618,078
	Guam — 0.1%
	Guam Waterworks Authority (Water and Wastewater System), 5.25% due 7/1/2024	1,000,000	1,004,415
	Hawaii — 0.2%
	State of Hawaii Airports System Revenue AMT, Series A, 5.00% due 7/1/2034	2,000,000	2,137,024
	Illinois — 14.5%
	Chicago O’Hare International Airport (2016 Airport Projects), Series C, 5.00% due 1/1/2029 - 1/1/2030	1,765,000	1,877,161
	Chicago O’Hare International Airport (2017 Airport Projects), Series B, 5.00% due 1/1/2034 - 1/1/2035	9,100,000	9,743,413
	Chicago Park District (Capital Improvement Plan) GO,
	Series B, 5.00% due 1/1/2025	1,000,000	1,010,757
	Series D, 5.00% due 1/1/2028	3,450,000	3,489,292
	Chicago Park District GO,
	Series A,
	5.00% due 1/1/2027 - 1/1/2029	1,355,000	1,370,446
	5.00% due 1/1/2027 - 1/1/2029 (pre-refunded 1/1/2024)	2,585,000	2,633,965
	Series B,
	5.00% due 1/1/2030	1,215,000	1,229,389
	5.00% due 1/1/2030 (pre-refunded 1/1/2024)	2,285,000	2,328,282
	City of Chicago (Midway Airport),
	Series B,
	5.00% due 1/1/2032 - 1/1/2033	9,805,000	9,975,645
	5.25% due 1/1/2034	4,700,000	4,707,055
	City of Chicago (Midway Airport) AMT, Series A, 5.00% due 1/1/2034	1,365,000	1,369,915
	City of Chicago (Wastewater Transmission System),
	Series C, 5.00% due 1/1/2033	500,000	517,232
	Series C-2, 5.00% due 1/1/2028 - 1/1/2029	7,865,000	8,132,312
	City of Chicago (Wastewater Transmission System; Insured: AGM-CR), Series B, 5.00% due 1/1/2034	1,375,000	1,486,588
	City of Chicago (Water System), Series A-1, 5.00% due 11/1/2024	1,000,000	1,021,684
	City of Chicago (Water System; Insured: AGM), Series 2017-2, 5.00% due 11/1/2036 - 11/1/2037	5,500,000	5,732,042
	City of Chicago (Water System; Insured: BHAC-CR AMBAC), 5.75% due 11/1/2030	1,230,000	1,339,326
	City of Chicago GO,
	Series A,
	5.625% due 1/1/2031	1,585,000	1,670,054
	6.00% due 1/1/2038	7,500,000	7,885,418
	City of Joliet (Rock Run Crossing Project; Insured: BAM) GO, 5.50% due 12/15/2042	2,750,000	3,073,213
	County of Cook Sales Tax Revenue, Series A, 5.00% due 11/15/2036 - 11/15/2038	2,160,000	2,305,083
	Illinois Finance Authority (Ascension Health Credit Group),
	Series C,
	4.00% due 2/15/2033	800,000	813,072
	5.00% due 2/15/2041	1,000,000	1,030,900
	Illinois Finance Authority (Carle Foundation Obligated Group), Series A, 5.00% due 8/15/2034	1,700,000	1,889,378
	Illinois Finance Authority (Rush University Medical Center), Series A, 5.00% due 11/15/2033	1,000,000	1,037,096
	Illinois Finance Authority (Silver Cross Hospital and Medical Centers), Series C, 5.00% due 8/15/2024	1,000,000	1,020,477
	Illinois Toll Highway Authority (Move Illinois Program), Series A, 5.00% due 1/1/2037	5,550,000	5,825,424
	Knox & Warren Counties Community Unit School District No. 205 Galesburg GO, Series B, 5.00% due 12/1/2031	780,000	838,095
	Monroe and St. Clair Counties (Community Unit School District No. 5; Insured: BAM) GO, 5.00% due 4/15/2027 - 4/15/2031	6,285,000	6,647,822
	Sales Tax Securitization Corp., Series A, 5.00% due 1/1/2029	2,000,000	2,147,268
	Sales Tax Securitization Corp. (Insured: BAM-TCRS), Series A, 5.00% due 1/1/2038	3,075,000	3,185,186
	Southern Illinois University (Insured: BAM), Series A, 5.00% due 4/1/2037 - 4/1/2042	2,040,000	2,100,287

SCHEDULE OF INVESTMENTS, Continued
Thornburg Intermediate Municipal Fund	December 31, 2022 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	State of Illinois GO,
	Series A, 5.00% due 12/1/2034 - 5/1/2040	$10,810,000	$ 10,935,387
	Series D, 5.00% due 11/1/2027 - 11/1/2028	4,250,000	4,393,812
	State of Illinois Sales Tax Revenue, Series B, 5.00% due 6/15/2030 - 6/15/2031	9,280,000	9,935,441
	State of Illinois Sales Tax Revenue (Insured: BAM-Natl-Re), Series B, 5.00% due 6/15/2032	2,885,000	3,086,148
	Tazewell County School District (Insured: Natl-Re) GO Partial ETM, 9.00% due 12/1/2024	1,205,000	1,335,030
	Will County School District No. 114 Manhattan (Insured: BAM) GO,
	5.25% due 1/1/2040 - 1/1/2041	1,000,000	1,097,614
	5.50% due 1/1/2043	2,000,000	2,225,378
	Indiana — 3.0%
	Brownsburg 1999 School Building Corp (Brownsburg Community School Corp.; Insured: State Intercept), 5.00% due 1/15/2042	1,000,000	1,080,511
[a]	City of Whiting (BP Products North America, Inc.; Guaranty : BP plc) AMT, 5.00% due 11/1/2047 (put 11/1/2024)	250,000	254,112
[a]	City of Whiting Environmental Facilities (BP Products North America Inc. Project) AMT, Series A, 5.00% due 3/1/2046 (put 3/1/2023)	1,000,000	1,000,573
	Indiana (Ascension Health Credit Group) HFFA, Series A-1, 5.00% due 11/15/2034 - 11/15/2036	8,325,000	8,559,872
	Indiana Bond Bank (Hendricks Regional Health Financing Program; Insured: AMBAC), Series A, 5.25% due 4/1/2023	2,000,000	2,009,128
	Indiana Finance Authority (CWA Authority, Inc.), Series A, 5.00% due 10/1/2035	500,000	570,002
	Indiana Finance Authority (Ohio Valley Electric Corp.), Series A, 4.25% due 11/1/2030	8,000,000	7,819,680
	Indiana Finance Authority (Reid Hospital & Health Care Services, Inc. Obligated Group; Insured: AGM), 5.00% due 1/1/2041 - 1/1/2042	2,000,000	2,100,900
	Indiana Municipal Power Agency, Series C, 5.00% due 1/1/2036	1,000,000	1,054,585
	IPS Multi-School Building Corp. (Indianapolis Board of School Commissioners; Insured: State Intercept), 5.50% due 7/15/2042	1,000,000	1,113,271
	Mount Vernon of Hancock County Multi-School Building Corp. (Insured: State Intercept), 5.50% due 1/15/2042	1,000,000	1,109,595
	Noblesville Redevelopment Authority, 5.50% due 7/15/2041	1,000,000	1,096,986
	Iowa — 1.1%
	Iowa Finance Authority (UnityPoint Health), Series C, 5.00% due 2/15/2030 - 2/15/2032	4,100,000	4,179,874
[a]	PEFA, Inc. (Guaranty: Goldman Sachs Group, Inc.), 5.00% due 9/1/2049 (put 9/1/2026)	5,350,000	5,508,751
	Kansas — 0.1%
	Unified Government of Wyandotte County/Kansas City (School Improvement Project; Insured: AGM) USD GO, Series A, 5.00% due 9/1/2030 - 9/1/2031 (pre-refunded 9/1/2027)	640,000	708,403
	Kentucky — 2.1%
	Kentucky (Baptist Healthcare System Obligated Group) EDFA, Series B, 5.00% due 8/15/2041	5,000,000	5,073,875
	Kentucky Public Energy Authority (Guaranty: Morgan Stanley Group),
[a]	Series A, 4.00% due 4/1/2048 (put 4/1/2024)	6,500,000	6,489,476
[a]	Series C, 4.00% due 2/1/2050 (put 2/1/2028)	2,000,000	1,978,118
	Kentucky State Property & Building Commission, Series A, 5.25% due 6/1/2039	3,000,000	3,356,451
	Louisville/Jefferson County Metropolitan Government (Norton Suburban Hospital and Kosair Children’s Hospital), Series A, 5.25% due 10/1/2026	2,320,000	2,349,005
	Louisiana — 2.3%
	East Baton Rouge Sewerage Commission, Series B, 5.00% due 2/1/2030 - 2/1/2032 (pre-refunded 2/1/2025)	6,825,000	7,127,661
	Jefferson Sales Tax District (Insured: AGM), Series B, 5.00% due 12/1/2034 - 12/1/2035	1,500,000	1,609,307
	Louisiana Energy and Power Authority (LEPA Unit No. 1; Insured: AGM), Series A, 5.25% due 6/1/2029 - 6/1/2031 (pre-refunded 6/1/2023)	6,100,000	6,154,638
	Louisiana Public Facilities Authority (Ochsner Clinic Foundation Obligated Group), Series A, 5.00% due 5/15/2035 - 5/15/2037	1,925,000	2,064,176
	Parish of Lafourche (Roads, Highways and Bridges), 5.00% due 1/1/2024 - 1/1/2025	3,685,000	3,801,869
	Maryland — 0.0%
	County of Montgomery GO, Series C, 5.00% due 10/1/2025	365,000	387,917
	Massachusetts — 1.6%
	Massachusetts (CareGroup Healthcare System) DFA, Series I, 5.00% due 7/1/2036	1,750,000	1,804,127
	Massachusetts (Insured: BHAC-CR FGIC), 5.50% due 1/1/2029	8,370,000	9,516,665
	Massachusetts (Simmons College) DFA, Series J, 5.50% due 10/1/2025 - 10/1/2028	1,790,000	1,814,583
	Massachusetts Bay Transportation Authority Assessment Revenue (Transportation Capital Program), Series A, 5.25% due 7/1/2030	1,000,000	1,174,755
	Michigan — 2.4%
	Board of Governors of Wayne State University (Educational Facilities and Equipment), Series A, 5.00% due 11/15/2031	1,010,000	1,047,749
	County of Genesee (Water Supply System; Insured: BAM) GO,
	5.00% due 11/1/2024 - 11/1/2030	3,360,000	3,382,251
	5.125% due 11/1/2032	750,000	755,493
	5.25% due 11/1/2026 - 11/1/2028	2,920,000	2,941,352
	Detroit City School District (School Building & Site Improvement; Insured: AGM Q-SBLF) GO, Series A, 5.25% due 5/1/2026	3,150,000	3,394,494
	Detroit City School District (School Building & Site; Insured: AGM Q-SBLF) GO, Series A, 5.25% due 5/1/2027	1,100,000	1,208,088
	Kalamazoo Hospital Finance Authority (Bronson Healthcare), Series A, 5.25% due 5/15/2026	145,000	145,169
	Michigan Finance Authority (BHSH System Obligated Group), Series A, 5.00% due 4/15/2036	2,000,000	2,199,904
	Michigan Finance Authority (Government Loan Program), Series F, 5.00% due 4/1/2026	1,295,000	1,296,902
	Michigan Finance Authority (McLaren Health System), Series A, 5.00% due 2/15/2039	3,200,000	3,356,118
	Michigan State Housing Development Authority, Series B, 2.95% due 12/1/2039	3,000,000	2,510,721
	Minnesota — 0.1%
	Minnesota Higher Education Facilities Authority, (University of St. Thomas), 5.00% due 10/1/2034 - 10/1/2035	600,000	654,477

SCHEDULE OF INVESTMENTS, Continued
Thornburg Intermediate Municipal Fund	December 31, 2022 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	Mississippi — 0.7%
	Mississippi Development Bank (Jackson Public School District; Insured: BAM), 5.25% due 10/1/2037 - 10/1/2038	$ 5,250,000	$ 5,574,049
	Mississippi Development Bank (Vicksburg Warren School District; Insured: BAM), 5.50% due 3/1/2038	700,000	786,469
	Nebraska — 0.1%
	Central Plains Energy Project (Guaranty: Goldman Sachs Group, Inc.), Series A, 5.00% due 9/1/2031	1,000,000	1,050,619
	Nevada — 0.1%
	Carson City (Carson Tahoe Regional Healthcare), Series A, 5.00% due 9/1/2032	730,000	761,674
	New Hampshire — 0.2%
	New Hampshire Municipal Bond Bank (Insured: State Intercept), Series C, 5.00% due 8/15/2026 (pre-refunded 8/15/2023)	1,860,000	1,883,112
	New Jersey — 5.0%
	Essex County Improvement Authority (County Correctional Facilities & Gibraltar Facilities; Insured: Natl-Re) GO, 5.50% due 10/1/2024	2,500,000	2,616,790
	New Jersey (New Jersey Transit Corp.) EDA, Series A, 5.25% due 11/1/2042	4,000,000	4,235,684
	New Jersey (School Facilities Construction) EDA,
	5.00% due 6/15/2035 - 6/15/2038	4,515,000	4,765,243
	Series NN, 5.00% due 3/1/2026	2,000,000	2,005,866
	New Jersey (School Facilities Construction; Insured: AMBAC) EDA, Series N-1, 5.50% due 9/1/2026	3,000,000	3,231,207
	New Jersey (School Facilities Construction; Insured: Natl-Re) EDA, Series N-1, 5.50% due 9/1/2027	1,700,000	1,859,162
	New Jersey Health Care Facilities Financing Authority, 5.00% due 7/1/2027 - 7/1/2028 (pre-refunded 1/1/2024)	185,000	188,762
	New Jersey Health Care Facilities Financing Authority (Virtua Health Obligated Group), 5.00% due 7/1/2027 - 7/1/2028	2,815,000	2,871,356
	New Jersey Transportation Trust Fund Authority,
	Series A, 5.00% due 12/15/2032 - 12/15/2035	5,785,000	6,115,476
	Series AA,
	5.00% due 6/15/2035 - 6/15/2040	1,800,000	1,901,273
	5.25% due 6/15/2043	1,600,000	1,661,267
	Series BB-1 5.00% due 6/15/2034	2,000,000	2,114,974
	New Jersey Transportation Trust Fund Authority (State Transportation System Improvements),
	5.00% due 6/15/2023 - 6/15/2024	2,500,000	2,537,396
	Series A, 5.00% due 6/15/2031	1,000,000	1,051,459
	New Jersey Transportation Trust Fund Authority (Transportation Program Bonds),
	Series AA, 5.00% due 6/15/2038	3,500,000	3,642,436
	Series CC, 5.00% due 6/15/2042	3,750,000	3,897,870
	New Jersey Transportation Trust Fund Authority (Transportation System), Series A, 5.00% due 12/15/2034	500,000	527,788
	New York — 6.4%
[c]	Build NYC Resource Corp. (Kipp NYC Public Charter Schools), 5.00% due 7/1/2042	2,300,000	2,363,114
	City of Long Beach (Insured: BAM) GO, Series B, 5.25% due 7/15/2042	1,000,000	1,068,817
	City of New York (City Budget Financial Management) GO,
	Series G, 5.00% due 8/1/2027	4,530,000	4,634,919
	Series J, 5.00% due 8/1/2030 - 8/1/2031	9,000,000	9,307,781
	City of New York GO,
	Series A, 5.00% due 8/1/2039	1,000,000	1,084,668
	Series D, 5.25% due 5/1/2040 - 5/1/2041	2,500,000	2,820,424
	County of Nassau (Insured: BAM-TCRS) GO, Series B, 5.00% due 4/1/2026	1,300,000	1,306,322
	Erie County (City of Buffalo School District) (State Aid Withholding) IDA, Series A, 5.00% due 5/1/2027	5,000,000	5,035,325
	Metropolitan Transportation Authority,
	Series D, 5.00% due 11/15/2030 - 11/15/2035	8,295,000	8,549,658
	Series D-1, 5.00% due 11/15/2031	2,285,000	2,341,766
	Metropolitan Transportation Authority (Green Bond),
	Series A1, 5.00% due 11/15/2035 - 11/15/2036	1,820,000	1,844,160
	Series A2, 5.00% due 11/15/2025	600,000	620,545
	New York City Transitional Finance Authority Future Tax Secured Revenue,
	Series A2, 5.00% due 5/1/2039	1,000,000	1,071,962
	Series F1, 5.00% due 2/1/2037	200,000	223,642
	New York State Dormitory Authority (Cornell University) (Green Bond), Series D, 5.00% due 7/1/2036	500,000	593,580
	New York State Dormitory Authority (Insured: BAM), Series A, 5.00% due 10/1/2042	5,000,000	5,481,490
	New York State Dormitory Authority (State Aid Withholding), Series A, 5.00% due 10/1/2033	100,000	109,008
	New York State Dormitory Authority (State of New York Personal Income Tax Revenue), Series D, 4.00% due 2/15/2040	1,000,000	976,027
	New York State Dormitory Authority (State of New York Sales Tax Revenue), Series A, 5.00% due 3/15/2033	500,000	540,753
	New York State Thruway Authority, Series N, 5.00% due 1/1/2035	250,000	276,866
	New York State Thruway Authority (State of New York Personal Income Tax Revenue), 5.00% due 3/15/2041	1,500,000	1,638,637
	New York State Urban Development Corp. (State of New York Personal Income Tax Revenue), Series A, 5.00% due 3/15/2042	2,500,000	2,720,702
	Port Authority of New York & New Jersey AMT, Series 223, 5.00% due 7/15/2033	750,000	819,742
	State of New York Mortgage Agency (Insured: SONYMA) AMT, Series 248, 4.05% due 10/1/2031	2,035,000	2,003,317
	Triborough Bridge & Tunnel Authority, Series D, 5.00% due 11/15/2033	250,000	283,940
	Western Nassau County Water Authority (Green Bond), Series A, 4.00% due 4/1/2040 - 4/1/2041	475,000	460,378

SCHEDULE OF INVESTMENTS, Continued
Thornburg Intermediate Municipal Fund	December 31, 2022 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	Yonkers (New Community School Project) (State Aid Withholding) IDA, 4.00% due 5/1/2041	$ 250,000	$ 241,376
	North Carolina — 0.6%
	Charlotte-Mecklenburg Hospital Authority (Carolinas HealthCare System), Series A, 5.00% due 1/15/2028	2,190,000	2,193,053
	North Carolina Medical Care Commission (Vidant Health), 5.00% due 6/1/2030 (pre-refunded 6/1/2025)	3,000,000	3,151,239
	Ohio — 3.7%
	Cincinnati City School District (School Improvement Project) COP, 5.00% due 12/15/2031 (pre-refunded 12/15/2024)	3,075,000	3,206,801
	City of Cleveland (Bridges and Roadways), Series A-2, 5.00% due 10/1/2028 - 10/1/2029 (pre-refunded 10/1/2023)	2,520,000	2,557,150
	City of Cleveland (Public Facilities Improvements), Series A-1, 5.00% due 11/15/2027 - 11/15/2030 (pre-refunded 11/15/2023)	5,185,000	5,274,736
	City of Cleveland (Various Municipal Capital Improvements) GO, 5.00% due 12/1/2024	1,000,000	1,001,457
	City of Cleveland GO, 5.00% due 12/1/2026	15,000	15,022
	City of Cleveland Income Tax Revenue, Series A, 5.00% due 10/1/2033 - 10/1/2035	1,450,000	1,580,897
	Cleveland-Cuyahoga County Port Authority (County Administration Offices), 5.00% due 7/1/2025	1,780,000	1,872,421
	County of Cuyahoga (Musical Arts Association), 5.00% due 1/1/2033 - 1/1/2039	2,350,000	2,523,224
	County of Hamilton (Cincinnati Children’s Hospital Medical Center), 5.00% due 5/15/2028 - 5/15/2031	8,085,000	8,291,020
	Greene County Vocational School District (School Facilities Construction and Improvement) GO, 5.00% due 12/1/2030 - 12/1/2033	2,580,000	2,874,174
	Northeast Ohio Medical University (Insured: BAM),
	5.00% due 12/1/2038 - 12/1/2041	2,420,000	2,565,010
	Series B, 4.00% due 12/1/2042	1,310,000	1,182,658
	Ohio Higher Educational Facility Commission (Ashtabula County Medical Center Obligated Group), 5.25% due 1/1/2037	840,000	886,141
	Oklahoma — 0.4%
	Clinton Public Works Authority, 5.00% due 10/1/2039	3,335,000	3,531,732
	Oregon — 0.3%
[a]	County of Gilliam (Guaranty: Waste Management, Inc.) AMT, 3.00% due 7/1/2038 (put 5/1/2023)	3,000,000	2,995,272
	Pennsylvania — 9.4%
	Allegheny County Hospital Development Authority (University of Pittsburgh Medical Center), Series A, 5.00% due 7/15/2034	1,150,000	1,239,220
	City of Philadelphia (Pennsylvania Gas Works),
	Series 13, 5.00% due 8/1/2032 - 8/1/2034	2,300,000	2,394,286
	Series 14, 5.00% due 10/1/2034	500,000	526,273
	City of Philadelphia (Philadelphia Gas Works), Series 15, 5.00% due 8/1/2036 - 8/1/2042	7,985,000	8,303,797
	City of Philadelphia (Water and Wastewater System), Series A, 5.00% due 10/1/2029	1,100,000	1,183,511
	City of Philadelphia Airport Revenue (Insured: AGM) AMT, 4.00% due 7/1/2038	1,410,000	1,305,533
	City of Philadelphia Airport Revenue AMT,
	Series B, 5.00% due 7/1/2030 - 7/1/2037	3,175,000	3,294,462
	Series C, 5.00% due 7/1/2032	1,380,000	1,470,637
	City of Pittsburgh (Capital Projects) GO, 5.00% due 9/1/2035 - 9/1/2036	1,215,000	1,300,103
	County of Luzerne (Insured: AGM) GO, Series A, 5.00% due 11/15/2029	3,000,000	3,154,845
	Hospitals & Higher Education Facilities Authority of Philadelphia (Temple University Health System Obligated Group; Insured: AGM), 4.00% due 7/1/2038	9,000,000	8,634,042
	Lancaster County Hospital Authority (Penn State Health Obligated Group), 5.00% due 11/1/2041	2,000,000	2,067,224
	Lancaster County Solid Waste Management Authority (Acquisition of Susquehanna Resource Management Facility), Series A, 5.25% due 12/15/2030 (pre-refunded 12/15/2023)	3,000,000	3,064,779
	Monroeville Financing Authority (University of Pittsburgh Medical Center), 5.00% due 2/15/2026	3,490,000	3,700,444
	Pennsylvania (Pennsylvania Department of Transportation) EDFA AMT, 5.50% due 6/30/2043	6,000,000	6,205,524
	Pennsylvania (UPMC Obligated Group) EDFA, Series A, 5.00% due 2/15/2036	1,000,000	1,081,623
	Pennsylvania State Public School Building Authority (Philadelphia School District; Insured: AGM) (State Aid Withholding), Series B, 5.00% due 6/1/2027	5,000,000	5,417,890
	Pennsylvania Turnpike Commission (Highway Improvements), Series A-1, 5.00% due 12/1/2035 - 12/1/2036	1,750,000	1,868,601
	Philadelphia Authority for Industrial Development (Thomas Jefferson University), Series A, 5.00% due 9/1/2032 - 9/1/2034	5,000,000	5,273,154
	Philadelphia Municipal Authority (Juvenile Justice Services Center), 5.00% due 4/1/2032 - 4/1/2036	11,125,000	11,792,888
	Pittsburgh Water & Sewer Authority (Water and Sewer System; Insured: AGM),
	Series A, 5.00% due 9/1/2030 - 9/1/2031	8,740,000	8,849,175
	Series B, 5.00% due 9/1/2031 (pre-refunded 9/1/2023)	3,665,000	3,713,422
	Rhode Island — 0.4%
	State of Rhode Island and Providence Plantations (Training School Project) COP, Series B, 5.00% due 10/1/2024	3,595,000	3,647,972
	South Carolina — 0.4%
	City of Myrtle Beach (Municipal Sports Complex), Series B, 5.00% due 6/1/2028 - 6/1/2030	2,000,000	2,053,452
	County of Richland (International Paper Co.) AMT, Series A, 3.875% due 4/1/2023	2,000,000	1,997,124
	South Dakota — 0.2%
	South Dakota Health and Educational Facilities Authority (Sanford Health), 5.00% due 11/1/2028 - 11/1/2029	1,800,000	1,889,635
	Tennessee — 2.1%
	Memphis-Shelby County Airport Authority AMT, Series A, 5.00% due 7/1/2026 - 7/1/2033	2,320,000	2,487,195
	Metropolitan Government of Nashville and Davidson County (Green Projects), Series B, 5.00% due 7/1/2033 - 7/1/2036	3,000,000	3,274,286
	Shelby County Health Educational & Housing Facilities Board (Methodist Le Bonheur Healthcare), Series A, 5.00% due 5/1/2027 - 5/1/2035	3,560,000	3,782,830
	Tennessee Energy Acquisition Corp. (The Gas Project; Guaranty: Goldman Sachs Group, Inc.),
	Series A, 5.25% due 9/1/2023	7,000,000	7,034,503

SCHEDULE OF INVESTMENTS, Continued
Thornburg Intermediate Municipal Fund	December 31, 2022 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	Series C, 5.00% due 2/1/2023	$ 2,650,000	$ 2,650,777
	Texas — 8.4%
	City of Austin Airport System Revenue AMT, 5.00% due 11/15/2035 - 11/15/2038	2,500,000	2,662,021
	City of Dallas (Public Improvements) GO, 5.00% due 2/15/2025 - 2/15/2034	9,720,000	10,175,491
	City of Dallas (Trinity River Corridor Infrastructure) GO, 5.00% due 2/15/2028	1,000,000	1,024,012
	City of Galveston (Galveston Island Convention Center; Insured: AGM), Series B, 5.00% due 9/1/2024	1,115,000	1,116,487
	City of Houston (Public Improvements) GO, Series A, 5.00% due 3/1/2027	1,175,000	1,253,430
	City of Houston Airport System Revenue AMT,
	Series A,
	4.00% due 7/1/2041	1,310,000	1,229,079
	5.00% due 7/1/2033	1,000,000	1,088,811
	City of McAllen (International Toll Bridge Revenue; Insured: AGM), Series A, 5.00% due 3/1/2028 - 3/1/2032	6,120,000	6,469,966
	City of McKinney Waterworks & Sewer System Revenue, 5.00% due 3/15/2041 - 3/15/2042	900,000	981,190
	City of New Braunfels Utility System Revenue, 5.00% due 7/1/2042	1,750,000	1,917,422
	City of San Antonio (Airport System Capital Improvements) AMT, 5.00% due 7/1/2024 - 7/1/2025	3,225,000	3,228,175
	City of San Antonio (Public Facilities Corp.), 5.00% due 9/15/2040	2,000,000	2,159,378
	City of San Antonio (Water System), Series A, 5.00% due 5/15/2033 - 5/15/2037	3,575,000	3,825,952
	Dallas Area Rapid Transit, Series A, 5.00% due 12/1/2035 - 12/1/2036 (pre-refunded 12/1/2025)	7,200,000	7,659,223
	Greater Texas Cultural Education Facilities Finance Corp. (County of Fort Bend), Series A, 5.00% due 3/1/2034	1,185,000	1,291,490
	Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Series A, 5.00% due 12/1/2028	3,000,000	3,103,710
	Harris County Cultural Education Facilities Finance Corp. (TECO Project), 5.00% due 11/15/2028 - 11/15/2033	2,225,000	2,441,826
	Harris County Cultural Education Facilities Finance Corp. (Texas Medical Center), Series A, 5.00% due 5/15/2029	2,100,000	2,306,669
	Lower Colorado River Authority (LCRA Transmission Services Corp.),
	5.00% due 5/15/2039	500,000	535,988
	Series A, 5.25% due 5/15/2042	1,410,000	1,533,708
	Metropolitan Transit Authority of Harris County,
[d]	5.00% due 11/1/2029	2,565,000	2,861,452
	5.00% due 11/1/2030	1,565,000	1,739,688
	Newark Higher Education Finance Corp. (Hughen Center, Inc.; Insured: PSF-GTD), Series A, 5.00% due 8/15/2042	600,000	630,749
	North Texas Tollway Authority (NTTA System), Series A, 5.00% due 1/1/2037	1,750,000	1,849,020
	Stephen F Austin State University (Financing System), Series A, 5.00% due 10/15/2030 - 10/15/2033	1,265,000	1,391,617
	Tarrant County Cultural Education Facilities Finance Corp. (CHRISTUS Health Obligated Group), Series B, 5.00% due 7/1/2036	1,185,000	1,238,640
	Tarrant County Cultural Education Facilities Finance Corp. (Methodist Hospitals of Dallas Obligated Group), 5.00% due 10/1/2040	3,520,000	3,748,159
	Texas State Technical College (Insured: AGM), Series A, 5.50% due 8/1/2042	2,000,000	2,255,284
	Texas Transportation Commission (Central Texas Turnpike System), Series C, 5.00% due 8/15/2024 - 8/15/2034	5,250,000	5,378,416
	Utah — 0.1%
	Utah Telecommunication Open Infrastructure Agency, 5.50% due 6/1/2040	500,000	559,281
	Virginia — 0.4%
[a]	Virginia Small Business Financing Authority (Pure Salmon Virginia LLC) AMT, 3.50% due 11/1/2052 (put 11/1/2023)	4,000,000	3,989,128
	Washington — 2.4%
	Clark County Public Utility District No. 1, 5.00% due 1/1/2040 - 1/1/2041	1,000,000	1,106,517
	King County Public Hospital District No. 2 (EvergreenHealth Medical Center) GO, 5.00% due 12/1/2028 - 12/1/2030 (pre-refunded 12/1/2024)	4,545,000	4,743,389
	State of Washington (Acquisition and Improvements of Real and Personal Property) COP, Series A, 5.00% due 7/1/2030	4,415,000	4,829,048
	State of Washington (Various Purposes) GO, Series C, 5.00% due 2/1/2036 - 2/1/2037	7,425,000	8,116,112
	State of Washington GO, Series 2021A, 5.00% due 6/1/2040	2,225,000	2,423,014
	Washington Higher Education Facilities Authority (Seattle Pacific University), Series A, 5.00% due 10/1/2040	950,000	975,481
	Wisconsin — 0.5%
	Public Finance Authority, Series A, 4.00% due 10/1/2035 - 10/1/2041	1,225,000	1,079,525
	WPPI Energy, Series A, 5.00% due 7/1/2029 - 7/1/2036	2,980,000	3,268,659
	Total Long-Term Municipal Bonds — 89.3% (Cost $814,065,615)		816,209,576
	Short-Term Municipal Bonds — 9.9%
	California — 0.8%
[a,b]	Deutsche Bank Spears/Lifers Trust (LOC Deutsche Bank A.G.), Series DBE-8082, 4.06% due 10/1/2058 (put 1/9/2023)	7,450,000	7,450,000
	Colorado — 0.3%
[a]	Colorado (Children’s Hospital Colorado Obligated Group; LOC TD Bank N.A.) HFA, 3.65% due 12/1/2052 (put 1/3/2023)	3,000,000	3,000,000
	Florida — 1.4%
[a]	City of Gainesville Utilities System Revenue (SPA Barclays Bank plc), Series B, 3.65% due 10/1/2042 (put 1/3/2023)	700,000	700,000
[a]	County of Manatee (Florida Power & Light Co.), 3.75% due 9/1/2024 (put 1/3/2023)	600,000	600,000
[a,b]	Deutsche Bank Spears/Lifers Trust (LOC Deutsche Bank A.G.), Series DBE-8083, 4.06% due 7/1/2061 (put 1/9/2023)	11,500,000	11,500,000
	Kentucky — 0.2%
[a]	County of Meade (Nucor Corp.) AMT, Series A-1, 4.32% due 8/1/2061 (put 1/3/2023)	2,245,000	2,245,000

SCHEDULE OF INVESTMENTS, Continued
Thornburg Intermediate Municipal Fund	December 31, 2022 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	Louisiana — 0.6%
[a]	Parish of St. James (Nucor Steel Louisiana LLC; Guaranty: Nucor Corp.), Series B-1, 4.10% due 11/1/2040 (put 1/9/2023)	$ 5,000,000	$ 5,000,000
	Minnesota — 0.7%
	City of Minneapolis /St. Paul Housing & Redevelopment Authority (Allina Health Obligated Group; LOC JP Morgan Chase Bank N.A.),
[a]	Series B-1, 3.58% due 11/15/2035 (put 1/3/2023)	600,000	600,000
[a]	Series B-2, 3.65% due 11/15/2035 (put 1/3/2023)	5,950,000	5,950,000
	Missouri — 0.3%
[a]	Health & Educational Facilities Authority of the State of Missouri (St. Louis University; LOC Barclays Bank plc), Series B-1, 3.70% due 10/1/2035 (put 1/3/2023)	2,340,000	2,340,000
	New Hampshire — 0.6%
[a]	New Hampshire Health and Education Facilities Authority Act (University System of New Hampshire; SPA State Street B&T Co.), Series A2, 3.65% due 7/1/2035 (put 1/3/2023)	5,000,000	5,000,000
	New York — 2.8%
[a]	New York City Municipal Water Finance Authority (New York City Water & Sewer System; (SPA JP Morgan Chase Bank N.A.), 3.65% due 6/15/2044 (put 1/3/2023)	6,600,000	6,600,000
[a]	New York City Municipal Water Finance Authority (New York City Water & Sewer System; SPA Mizuho Bank Ltd.), 3.65% due 6/15/2048 (put 1/3/2023)	10,900,000	10,900,000
[a]	New York City Transitional Finance Authority Future Tax Secured Revenue (SPA JP Morgan Chase Bank N.A.), Series B4, 3.65% due 8/1/2042 (put 1/3/2023)	7,700,000	7,700,000
	Oregon — 0.8%
[a,b]	Tender Option Bond Trust Receipts/Certificates (Guaranty: Deutsche Bank A.G.), Series 2021-XF1123, 3.65% due 10/1/2061 (put 1/9/2023)	7,400,000	7,400,000
	Tennessee — 0.4%
[a,b]	Tender Option Bond Trust Receipts/Certificates (LOC Deutsche Bank A.G.), Series 2022-XF1137, 3.96% due 12/1/2051 (put 1/9/2023)	4,045,000	4,045,000
	Texas — 0.6%
[a]	Port of Port Arthur Navigation District (Motiva Enterprises LLC), 4.20% due 4/1/2040 (put 1/3/2023)	5,700,000	5,700,000
	Utah — 0.4%
[a]	City of Murray (Intermountain Healthcare Obligated Group; SPA JP Morgan Chase Bank N.A.), Series B, 3.60% due 5/15/2037 (put 1/3/2023)	3,500,000	3,500,000
	Total Short-Term Municipal Bonds — 9.9% (Cost $90,230,000)		90,230,000
	Total Investments — 99.2% (Cost $904,295,615)		$906,439,576
	Other Assets Less Liabilities — 0.8%		7,060,244
	Net Assets — 100.0%		$913,499,820

Footnote Legend
a	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule. The rates shown are those in effect on December 31, 2022.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2022, the aggregate value of these securities in the Fund’s portfolio was $31,395,000, representing 3.44% of the Fund’s net assets.
c	When-issued security.
d	Segregated as collateral for a when-issued security.

SCHEDULE OF INVESTMENTS, Continued
Thornburg Intermediate Municipal Fund	December 31, 2022 (Unaudited)

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
AGC	Insured by Assured Guaranty Corp.
AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAM	Insured by Build America Mutual Insurance Co.
BHAC-CR	Berkshire Hathaway Assurance Corp. Custodial Receipts
COP	Certificates of Participation
DFA	Development Finance Authority/Agency
EDA	Economic Development Authority
EDFA	Economic Development Financing Authority
ETM	Escrowed to Maturity
FGIC	Insured by Financial Guaranty Insurance Co.
GO	General Obligation
HFA	Health Facilities Authority
HFFA	Health Facilities Financing Authority
IDA	Industrial Development Authority/Agency
LOC	Letter of Credit
Natl-Re	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Guaranteed by Permanent School Fund
Q-SBLF	Insured by Qualified School Bond Loan Fund
SONYMA	State of New York Mortgage Agency
SPA	Stand-by Purchase Agreement
TCRS	Transferable Custodial Receipts
USD	Unified School District

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Intermediate Municipal Fund	December 31, 2022 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Intermediate Municipal Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-one separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers four classes of shares of beneficial interest: Class A, Class C, Class C2 and Institutional Class (“Class I”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed by Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), which has been designated by the Trustees of the Trust as the Fund’s "valuation designee," as that term is defined in rule 2a-5 under the 1940 Act. The Advisor performs this valuation function in accordance with policies and procedures that have been adopted by the Advisor and approved by the Trustees of the Trust (the “Valuation Policy and Procedures”).
In its capacity as the Fund’s valuation designee, the Advisor makes good faith determinations of the fair value of portfolio securities for which market quotations are not readily available, and otherwise complies with and administers the Valuation Policy and Procedures. The Advisor performs those functions in significant measure through its Valuation and Pricing Committee (the “Committee”), though the Advisor may also obtain the assistance of others, including professional pricing service providers selected and approved by the Committee. In accordance with the Valuation Policy and Procedures, the Committee: assesses and manages the material risks associated with determining the fair value of those Fund investments for which market quotations are not readily available; selects and applies methodologies for determining and calculating such fair values; periodically reviews and tests the appropriateness and accuracy of those methodologies; monitors for circumstances that may necessitate the use of fair value; and approves, monitors, and evaluates pricing services engaged to provide evaluated prices for the Fund’s investments. The Committee provides reports on its activities to the Trustees’ Audit Committee, which is responsible for overseeing the Committee’s and the Advisor’s work in discharging the functions under the Valuation Policy and Procedures.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods selected by the Committee. Because fair values calculated by the Committee are estimates, the calculation of a fair value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee may calculate a fair value for the obligation using alternative methods selected and approved by the Committee. Additionally, in cases when the Committee believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee may calculate a fair value for the obligation using an alternative method selected and approved by the Committee.